Basic and Diluted Net Income Per Share - Summary of Basic Net Income (Loss) Per Share of Class A and Class B Common Stock (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net income	$ 9,273	$ 7,095	$ (71,033)	$ 37,720
Less: Net income attributable to Guardian Pharmacy, LLC before Corporate Reorganization	0	2,786	22,760	23,902
Less net income (loss) attributable to non-controlling interests	(175)	$ 4,309	16,254	$ 13,818
Net income attributable to Guardian Pharmacy Services, Inc.	$ 9,448		$ (110,047)